Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Minimum [Member]
Variable Interest Entity [Line Items]
Aggregate amount of investments in unconsolidated VIEs	$ 1,000,000	$ 1,000,000
Maximum [Member]
Variable Interest Entity [Line Items]
Aggregate amount of investments in unconsolidated VIEs	40,000,000	46,000,000
Financial Support Waived Fees [Member]
Variable Interest Entity [Line Items]
Financial or other support to money market funds	45,000,000	112,000,000	$ 119,000,000
Private Investment Funds and Partnerships [Member]
Variable Interest Entity [Line Items]
Investment carrying amount	28,000,000	32,000,000
Maximum exposure to loss	50,000,000	47,000,000
Community Development and Tax Advantaged Investments [Member]
Variable Interest Entity [Line Items]
Federal and state income tax credits recognized in tax expense	698,000,000	733,000,000	773,000,000
Expense related to investments	672,000,000	698,000,000	771,000,000
Investment tax credits	1,400,000,000	1,200,000,000	937,000,000
Expenses related to investments recognized in tax expense	251,000,000	261,000,000	$ 258,000,000
Investment carrying amount	5,009,000,000	5,257,000,000
Maximum exposure to loss	10,373,000,000	9,436,000,000
Assets related to consolidated VIEs	3,500,000,000	3,000,000,000
Liabilities related to consolidated VIEs	2,600,000,000	2,200,000,000
Conduit [Member]
Variable Interest Entity [Line Items]
Assets related to consolidated VIEs	24,000,000	28,000,000
Tender Option Bond Program [Member]
Variable Interest Entity [Line Items]
Assets related to consolidated VIEs	1,100,000,000	2,300,000,000
Liabilities related to consolidated VIEs	$ 1,100,000,000	$ 2,200,000,000